Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Derivative Instruments
Summary of Fair Values of Derivative Instruments

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2014	12/31/2014	Fair Value
Agricultural contracts	$191,641	$(419,214)	$(227,573)
Currencies contracts	3,333,870	(1,537,492)	1,796,378
Energy contracts	3,081,754	(309,423)	2,772,331
Interest rates contracts	5,167,693	(539,761)	4,627,932
Meats contracts	59,987	(153,808)	(93,821)
Metals contracts	1,755,563	(1,529,838)	225,725
Soft commodities contracts	888,928	(68,652)	820,276
Stock indices contracts	2,186,388	(739,391)	1,446,997

	$16,665,824	$(5,297,579)	$11,368,245

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

	Asset	Liability
	Derivatives*	Derivatives*
	12/31/2013	12/31/2013	Fair Value
Agricultural contracts	$2,922,883	$(758,087)	$2,164,796
Currencies contracts	10,225,555	(2,331,573)	7,893,982
Energy contracts	558,750	(551,260)	7,490
Interest rates contracts	2,494,780	(2,318,979)	175,801
Meats contracts	72,048	(60,655)	11,393
Metals contracts	4,130,304	(3,904,727)	225,577
Soft commodities contracts	341,494	(304,418)	37,076
Stock indices contracts	15,101,676	(107,673)	14,994,003

	$35,847,490	$(10,337,372)	$25,510,118

* The fair values of all asset and liability derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts, are included in unrealized gain (loss) on open contracts within equity in broker trading accounts in the consolidated statement of financial condition.

Schedule of Effect of Derivative Instruments on the Consolidated Statement of Operations

	Years Ended December 31,
Type of Contract	2014*	2013*	2012*

Agriculturals contracts	$4,048,911	$4,293,821	$(3,869,332)
Currencies contracts	12,825,420	2,122,143	(4,935,784)
Energy contracts	10,731,474	(23,395,558)	(3,960,783)
Interest rates contracts	32,913,449	(24,374,049)	14,926,969
Meats contracts	3,446,508	1,088,278	(1,467,087)
Metals contracts	(7,747,986)	4,917,479	(12,997,845)
Soft commodities contracts	3,171,146	617,412	354,779
Stock indices contracts	(13,390,190)	53,211,357	34,215,188

	$45,998,732	$18,480,883	$22,266,105

* The gains or losses on derivatives, including agriculturals, currencies, energy, interest rates, meats, metals, soft commodities and stock indices contracts are included in the realized and change in unrealized gains (loss) from futures and forward trading in the consolidated statement of operations.

Schedule of Line Item in Consolidated Statement of Operations

Line Item in Consolidated Statement of	For years ended December 31,
Operations	2014	2013	2012

Net gain (loss) from futures and forward trading Realized	$60,061,238	$(3,286,886)	$26,546,796
Change in unrealized	(14,062,506)	21,767,769	(4,280,691)
Total realized and changed in unrealized net gain (loss) from futures and forward trading	$45,998,732	$18,480,883	$22,266,105

Schedule of gross and net information related to derivatives eligible for offset in the Consolidated Statement of Financial Condition

As of December 31, 2014

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$15,469,004	$(3,919,537)	$11,549,467
Forward contracts	1,196,820	(1,378,042)	(181,222)
Total derivatives	$16,665,824	$(5,297,579)	$11,368,245

As of December 31, 2013

			Net Amount of
		Gross Amounts	Unrealized Gain
		Offset in the	Presented in
	Gross Amount of	Consolidated	the Consolidated
	Recognized	Statement of	Statement of
Type of Instrument	Assets	Financial Condition	Financial Condition

U.S. and foreign futures contracts	$33,234,813	$(8,568,395)	$24,666,418
Forward contracts	2,497,049	(1,761,431)	735,618
Options on futures and forward contracts	115,628	(7,546)	108,082
Total derivatives	$35,847,490	$(10,337,372)	$25,510,118

Schedule of derivative assets and collateral received by counterparty

As of December 31, 2014

	Net Amount of
	Unrealized Gain
	Presented in	Gross Amounts Not Offset in the
	the Consolidated	Statement of Financial Condition
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Bank of America N.A.	$207,217	$—	$—	$207,217
Jefferies, LLC	4,107,099	—	—	4,107,099
Newedge USA, LLC	1,285,569	—	—	1,285,569
UBS Securities LLC	5,768,360	—	—	5,768,360
Total	$11,368,245	$—	$—	$11,368,245

As of December 31, 2013

	Net Amount of
	Unrealized Gain
	Presented in	Gross Amounts Not Offset in the
	the Consolidated	Statement of Financial Condition
	Statement of	Financial	Cash Collateral
Counterparty	Financial Condition	Instruments	Received	Net Amount

Bank of America N.A.	$650,256	$—	$—	$650,256
Deutsche Bank AG	50,666	—	—	50,666
Jefferies Bache, LLC	13,602,999	—	—	13,602,999
Newedge USA, LLC	932,133	—	—	932,133
R.J. O’Brien & Associates, LLC	2,564,953	—	—	2,564,953
UBS Securities LLC	7,709,111	—	—	7,709,111
Total	$25,510,118	$—	$—	$25,510,118